UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                       as of February 28, 2019 (Unaudited)

DWS Mid Cap Value Fund

	Shares	Value ($)
Common Stocks 98.9%
Communication Services 2.8%
Entertainment 0.8%
Lions Gate Entertainment Corp.	103,711	1,602,335
Media 2.0%
Discovery, Inc. "A"*	87,700	2,534,530
Interpublic Group of Companies, Inc.	69,700	1,605,191
		4,139,721
Consumer Discretionary 9.4%
Distributors 1.9%
Genuine Parts Co.	36,157	3,933,158
Hotels, Restaurants & Leisure 2.1%
Aramark	95,219	2,885,136
Yum China Holdings, Inc.	34,457	1,437,546
		4,322,682
Household Durables 0.7%
Lennar Corp. "A"	30,557	1,466,125
Leisure Products 1.2%
Brunswick Corp.	45,920	2,421,821
Multiline Retail 0.9%
Kohl's Corp.	29,500	1,992,135
Specialty Retail 1.1%
Ross Stores, Inc.	23,700	2,247,471
Textiles, Apparel & Luxury Goods 1.5%
PVH Corp.	21,600	2,480,544
Tapestry, Inc.	19,073	666,410
		3,146,954
Consumer Staples 4.7%
Food & Staples Retailing 1.7%
Kroger Co.	123,537	3,623,340
Food Products 1.8%
Conagra Brands, Inc.	74,868	1,749,665
Lamb Weston Holdings, Inc.	30,048	2,082,627
		3,832,292
Household Products 1.2%
Church & Dwight Co., Inc.	36,597	2,408,083
Energy 6.5%
Energy Equipment & Services 1.4%
National Oilwell Varco, Inc.	62,700	1,764,378
Patterson-UTI Energy, Inc.	91,155	1,208,715
		2,973,093
Oil, Gas & Consumable Fuels 5.1%
Cabot Oil & Gas Corp.	39,500	972,490
Concho Resources, Inc.	21,300	2,343,000
Devon Energy Corp.	41,700	1,230,567
HollyFrontier Corp.	16,600	849,920
Marathon Oil Corp.	150,800	2,503,280
Williams Companies, Inc.	101,800	2,717,042
		10,616,299
Financials 17.7%
Banks 9.0%
Bank OZK	47,826	1,568,693
Comerica, Inc.	42,309	3,685,537
East West Bancorp., Inc.	65,400	3,571,494
Huntington Bancshares, Inc.	164,900	2,376,209
Sterling Bancorp.	126,882	2,579,511
SunTrust Banks, Inc.	76,220	4,944,391
		18,725,835
Capital Markets 1.6%
Affiliated Managers Group, Inc.	12,658	1,387,444
LPL Financial Holdings, Inc.	26,500	1,998,365
		3,385,809
Insurance 6.2%
American Financial Group, Inc.	20,044	1,997,585
Assurant, Inc.	33,600	3,460,464
Torchmark Corp.	40,800	3,368,448
Willis Towers Watson PLC	23,700	4,076,874
		12,903,371
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Blackstone Mortgage Trust, Inc.	54,890	1,892,607
Health Care 6.9%
Health Care Equipment & Supplies 0.8%
Zimmer Biomet Holdings, Inc.	12,958	1,608,347
Health Care Providers & Services 2.8%
Cardinal Health, Inc.	27,114	1,473,375
Centene Corp.*	44,110	2,685,858
Encompass Health Corp.	28,502	1,799,616
		5,958,849
Life Sciences Tools & Services 1.5%
IQVIA Holdings, Inc.*	22,800	3,194,280
Pharmaceuticals 1.8%
Mylan NV*	80,684	2,129,250
Perrigo Co. PLC	32,584	1,586,841
		3,716,091
Industrials 12.6%
Aerospace & Defense 1.6%
Harris Corp.	20,184	3,328,947
Airlines 1.0%
United Continental Holdings, Inc.*	23,700	2,081,097
Commercial Services & Supplies 1.8%
Republic Services, Inc.	48,505	3,804,247
Machinery 6.7%
Crane Co.	31,299	2,646,956
Ingersoll-Rand PLC	45,419	4,794,430
Parker-Hannifin Corp.	19,883	3,502,589
Stanley Black & Decker, Inc.	22,993	3,044,963
		13,988,938
Professional Services 1.5%
Nielsen Holdings PLC	113,677	2,978,338
Information Technology 9.5%
Electronic Equipment, Instruments & Components 1.4%
Dolby Laboratories, Inc. "A"	44,479	2,882,239
IT Services 4.7%
Akamai Technologies, Inc.*	46,773	3,258,207
Euronet Worldwide, Inc.*	25,206	3,385,670
Fidelity National Information Services, Inc.	30,230	3,269,375
		9,913,252
Semiconductors & Semiconductor Equipment 2.1%
Analog Devices, Inc.	40,164	4,295,941
Software 1.3%
Symantec Corp.	117,605	2,644,937
Materials 5.8%
Chemicals 1.7%
Celanese Corp.	23,331	2,386,528
The Mosaic Co.	38,800	1,213,276
		3,599,804
Containers & Packaging 2.2%
Avery Dennison Corp.	15,120	1,633,565
Ball Corp.	54,829	3,003,532
		4,637,097
Metals & Mining 1.9%
Freeport-McMoRan, Inc.	119,249	1,538,312
Steel Dynamics, Inc.	61,814	2,306,899
		3,845,211
Real Estate 13.2%
Equity Real Estate Investment Trusts (REITs) 12.7%
Duke Realty Corp.	69,500	2,055,115
Equity Residential	60,500	4,458,245
Essex Property Trust, Inc.	11,868	3,321,141
Gaming and Leisure Properties, Inc.	85,859	3,123,551
HCP, Inc.	53,900	1,658,503
Highwoods Properties, Inc.	86,930	4,025,728
Mid-America Apartment Communities, Inc.	25,835	2,675,989
Prologis, Inc.	29,300	2,052,758
WP Carey, Inc.	41,200	3,043,444
		26,414,474
Real Estate Management & Development 0.5%
Realogy Holdings Corp. (a)	87,627	1,191,727
Utilities 9.8%
Electric Utilities 1.8%
Xcel Energy, Inc.	70,563	3,871,086
Multi-Utilities 6.1%
Public Service Enterprise Group, Inc.	77,900	4,581,299
Sempra Energy	32,262	3,885,635
WEC Energy Group, Inc.	55,952	4,268,019
		12,734,953
Water Utilities 1.9%
American Water Works Co., Inc.	38,383	3,900,481
Total Common Stocks (Cost $194,818,955)		206,223,467
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (b) (c) (Cost $1,226,805)	1,226,805	1,226,805
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 2.42% (b) (Cost $2,198,565)	2,198,565	2,198,565
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $198,244,325)	100.6	209,648,837
Other Assets and Liabilities, Net	(0.6)	(1,230,984)
Net Assets	100.0	208,417,853

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended February 28, 2019 are as follows:

Value ($) at 11/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (b) (c)
582,900	643,905 (d)	—	—	—	495	—	1,226,805	1,226,805
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 2.42% (b)
1,110,683	25,341,304	24,253,422	—	—	23,049	—	2,198,565	2,198,565
1,693,583	25,985,209	24,253,422	—	—	23,544	—	3,425,370	3,425,370

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $1,179,120, which is 0.6% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2019.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$206,223,467	$—	$—	$206,223,467
Short-Term Investments (e)	3,425,370	—	—	3,425,370
Total	$209,648,837	$—	$—	$209,648,837

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Value Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	April 22, 2019